ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Net revenues	$ 50,233	$ 74,693	$ 91,253
Net loss	142,912	(31,826)	(11,520)
Net cash used in operating activities from continuing operations	(28,036)	(42,629)	(23,596)
Net cash (used in) provided by investing activities from continuing operations	(5,084)	5,951	(58,617)
Net cash provided by financing activities from continuing operations	$ 2,141	$ 16,823	$ 55,938
Percentage of VIE's net revenue as of consolidated net revenues	98.00%	100.00%	99.20%
Percentage of VIE's total assets as of consolidated total assets	95.40%	40.10%
Percentage of VIE's total liabilities as of consolidated total liabilities	95.30%	33.20%
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	$ 49,237	$ 74,689	$ 90,523
Net loss	(60,117)	(47,119)	(31,887)
Net cash used in operating activities from continuing operations	(26,388)	(17,353)	(16,001)
Net cash (used in) provided by investing activities from continuing operations	(5,166)	(22,607)	(58,804)
Net cash provided by financing activities from continuing operations	$ 325	$ 28,785	$ 60,390